Income Tax (Details) - Schedule of effective income tax rate reconciliation	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Summary Of Effective Income Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	(31.20%)	(17.80%)
Change in fair value of derivative liability – forward purchase agreement	2.10%	0.80%
Non-deductible transaction costs	4.80%	0.00%
Change in valuation allowance	3.30%	2.20%
Income tax provision	0.00%	6.20%